UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2022

Item #1. Reports to Stockholders.

INDEX	Philotimo Focused Growth and Income Fund

ANNUAL REPORT

For the Period Ended March 31, 2022*

Philotimo Focused Growth and Income Fund

* Commencement of Operations August 20, 2021

ANNUAL REPORT

Philotimo Focused Growth and
Income Fund (unaudited)

Performance Commentary from Inception through March 31, 2022
04/19/2022

Dear Shareholders,

This letter marks our first as the Advisor to the Philotimo Focused Growth and Income Fund. We are pleased to have you investing in our Fund.

Below is the performance (total return) for the Philotimo Focused Growth and Income Fund (the “Fund” or “PHLOX”) versus the Russell 2000 Index© benchmark.

	Q3 2021*	Q4 2021	Q1 2022	Inception to 03/31/22*
PHLOX	0.20%	3.90%	-2.43%	1.57%
Russell 2000©1	3.51%	2.14%	-7.53%	-2.23%

*Note: The Fund’s first day of operation was August 20th, 2021. The Q3 figures for both PHLOX and the Russell 2000 Index run from 08/20th to 09/30th.

Comments and Outlook

We are pleased with how the construction of the Fund’s portfolio has progressed and are bullish long term on our positioning. The recent headlines have been dominated by surging inflation, rising interest rates, high gasoline prices and war in Eastern Europe. While all of the above has led to a challenging environment for stocks, it has created opportunities for us to acquire equity at undervalued prices. Our research is focused on deep value names that are generating strong cash flow, while trading at low multiples. With COVID fully transitioned from pandemic to endemic, we believe supply chain issues and inflation will ease in the second half of 2022, at which point we are well positioned for our theme on “re-opening plays” to outperform. Some of our bullish positions that are indexed to a “re-opening” are ODP Corp, Caesars Entertainment Inc, Ainsworth Game Technology Limited (Australia), One Group Hospitality Inc, and Build-a-Bear Workshop Inc. We expect our names to generate alpha2 when the bull market resumes.

The Fund’s cash position was about 15.6% at quarter ending March 31st, giving us plenty of “dry powder” as we uncover undervalued companies that are below the radar.

The income portion of the portfolio continues to work as intended. The market value of these securities has remained relatively steady throughout the recent turmoil, providing stability and lower volatility to the Fund’s net asset value while still contributing through income it provides. PHLOX’s performance vs. its benchmark at the top of this letter demonstrates this and we believe it validates the overall blended growth and income strategy.

ANNUAL REPORT

Overall, we like how the Fund is positioned. We believe much of the inflation we are seeing is driven by a COVID shocked supply chain (COVID now receding), and high gas prices due to the Russia-Ukraine war. We believe these issues will resolve in the second half of 2022 which will lead to multiple expansion in our Fund portfolio names. Furthermore, as raw material and commodity prices decline, with COVID receding, many of our companies should see higher operating margins. Nonetheless, we are cautiously optimistic given the uncertainty that prevails currently. Uncertainty historically is what creates opportunities for our strategy. As Warren Buffet once said: “Be greedy when people are fearful, and be fearful when people are greedy”.

David Kanen

Portfolio Manager

Kanen Wealth Management, LLC,

Advisor to the Fund

Must be preceded or accompanied by a current prospectus.

Fund holdings are subject to change at any time. Please see the Schedule of Investments in this report for a complete list of fund holdings.

Mutual fund investing involves risk. Principal loss is possible. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

The Fund is distributed by Foreside Fund Services, LLC.

1The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. It is not possible to invest directly in an index.

2Alpha is a measure of the active return on an investment, the performance of that investment compared with a suitable market index.

ANNUAL REPORT

Important Disclosure Statement

The Philotimo Focused Growth and Income Fund’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 800-673-0550 or click here. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Kanen Wealth Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2022 and are subject to change at any time. For most recent information, please call 800-673-0550.

ANNUAL REPORT

GROWTH OF $10,000 INVESTMENT IN THE
PHILOTIMO FOCUSED GROWTH AND INCOME FUND VS.
RUSSELL 2000® INDEX (unaudited)
$11
$10
$9
Thousands
$10,157
$9,777
8/20/2021
9/30/2021
3/31/2022
Past performance is not predictive of future performance.
Philotimo Focused Growth and Income Fund
Russell 2000® Index

Since Inception As of 3/31/2022
Philotimo Focused Growth and Income Fund	1.57%
Russell 2000® Index	-2.23%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Russell 2000 Index is a small-cap stock market index that makes up the smallest 2,000 stocks in the Russell 3000 Index. It was started by the Frank Russell Company in 1984. The index is maintained by FTSE Russell, a subsidiary of the London Stock Exchange Group.

ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Portfolio Compositionas of March 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Corporate Bonds	5.30%
Common Stocks:
Consumer Discretionary	16.70%
Information Technology	13.84%
Speciality Retail	12.93%
Financials	10.17%
Utilities	6.71%
Industrials	5.09%
Communication Services	4.03%
Internet & Direct Marketing	3.36%
Real Estate	0.10%
Materials	0.03%
Preferred Stocks	5.50%
Warrants	0.44%
84.20%

See Notes to Financial Statements

ANNUAL REPORT

Philotimo Focused Growth And Income Fund

Schedule of InvestmentsMarch 31, 2022

		Principal	Fair Value
5.30%	CORPORATE BONDS
	Barclays Bank PLC Medium Term, 0.000%, 11/22/2028^	115,000	$110,975
	Citigroup Global Markets, 1.720%, 02/28/2038^	100,000	97,200
	Citigroup Global Markets Holdings, 10.500%, 3/19/2041^	120,000	104,400
	Citigroup C Float Corp., 10.000%, 05/14/2041^	380,000	255,816
	EZCorp, Inc., 2.875%, 07/01/2024	1,424,000	1,396,503
	HSBC Inc. Medium Term Tranche Trust, 0.000%, 1/30/2030^	145,000	141,375
	Morgan Stanley, 3.055%, 03/31/2035^	95,000	65,698
	Party City Holdings, Inc., 6.125%, 08/15/2023	1,000,000	933,690

5.30%	TOTAL CORPORATE BONDS		3,105,657
	(Cost: $3,271,377)

72.96%	COMMON STOCKS

		Shares
4.03%	COMMUNICATION SERVICES
	AT&T, Inc.	100,000	2,363,000

16.70%	CONSUMER DISCRETIONARY
	Ainsworth Game Technology Limited*	1,180,312	1,015,713
	Caesars Entertainment, Inc.*	40,000	3,094,400
	Camping World Holdings, Inc. - Class A	54,500	1,523,275
	Chipotle Mexican Grill, Inc.*	100	158,203
	Lulemon Athletica, Inc.*	500	182,615
	One Group Hospitality*	42,121	442,692
	Party City Holdco, Inc.*	887,931	3,178,793
	The TJX Companies, Inc.	3,160	191,433
			9,787,124

Philotimo Focused Growth And Income Fund

Schedule of Investments - continuedMarch 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
10.17%	FINANCIALS
	EZCorp, Inc. - Class A*	500,328	$3,021,981
	U.S. Global Investors, Inc.	19,551	101,665
	JPMorgan Chase & Co.	871	118,735
	SCS Group PLC	1,054,860	2,715,997
			5,958,378

5.09%	INDUSTRIALS
	Radiant Logistics, Inc.*	468,253	2,982,772

13.84%	INFORMATION TECHNOLOGY
	Apple, Inc.	7,263	1,268,192
	Data I/O Corp.*	117,380	498,865
	eGain Corp.*	96,038	1,112,120
	International Busines Machines Corp.	25,000	3,250,500
	Kyndryl Holdings, Inc.*	3,000	39,360
	Mastercard Inc - Class A	1,517	542,146
	Microsoft Corp.	3,085	951,136
	Shopify, Inc. - Class A*	150	101,394
	Visa, Inc. - Class A	1,017	225,540
	Zebra Technologies Corp. - Class A*	300	124,110
			8,113,363

3.36%	INTERNET & DIRECT MARKETING
	CDON AB*	46,449	1,970,121

0.03%	MATERIALS
	Fortitude Gold Corp.	2,000	14,680

0.10%	REAL ESTATE
	Simon Property Group, Inc.	441	58,018

12.93%	SPECIALITY RETAIL
	Build-A-Bear Workshop, Inc.	92,600	1,692,728
	Lazydays Holdings, Inc.*	107,000	2,159,260
	The ODP Corp.*	49,500	2,268,585

See Notes to Financial Statements

ANNUAL REPORT

Philotimo Focused Growth And Income Fund

Schedule of Investments - continuedMarch 31, 2022

		Shares	Fair Value
	The Tile Shop Holdings, Inc.	222,795	$1,459,307
			7,579,880

6.71%	UTILITIES
	Genie Energy Ltd.*	311,823	2,104,805
	Star Group, LP	164,673	1,827,870
			3,932,675

72.96%	TOTAL COMMON STOCKS		42,760,011
	(Cost: $41,062,699)

5.50%	PREFERRED STOCKS
	Fossil Group, Inc., 7.000%, 11/30/2026	70,027	1,723,364
	Greenridge General Holdings, 8.500%, 10/31/2026	68,093	1,501,451

	TOTAL PREFERRED STOCKS		3,224,815
	(Cost: $3,371,269)

0.44%	WARRANTS
	Lazydays Holdings Inc. Warrant $11.50 exercise price expires 3/15/2023	74,491	258,484

	TOTAL WARRANTS		258,484
	(Cost: $213,044)

84.20%	TOTAL INVESTMENTS
	(Cost: $47,918,389)		49,348,967
15.80%	Other assets, net of liabilities		9,261,545
100.00%	NET ASSETS		$58,610,512

*Non-income producing

^Security is a structured note.

Philotimo Focused Growth And Income Fund

Statement of Assets and LiabilitiesMarch 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

ASSETS
Investments at fair value (cost of $47,918,389) (Note 1)	$49,348,967
Cash	9,138,333
Receivable for investments sold	244,899
Receivable for capital stock sold	5
Interest receivable	19,105
Prepaid expenses	18,001
TOTAL ASSETS	58,769,310

LIABILITIES
Payable for investments purchased	118,605
Accrued investment advisory fees	31,079
Accrued administration, accounting and transfer agent fees	8,604
Accrued custody fees	510
TOTAL LIABILITIES	158,798
NET ASSETS	$58,610,512

Net Assets Consist of:
Paid-in-capital applicable to 5,848,026 no par value shares of beneficial interest outstanding, unlimited shares authorized	$53,439,503
Distributable earnings	5,171,009
Net Assets	$58,610,512

NET ASSET VALUE PER SHARE
Net Assets	$58,610,512
Shares Outstanding	5,848,026
Net Asset Value Per Share Offering, and Redemption Price	$10.02	*

*Adjusted to conform with accounting principles generally accepted in the United States of America.

Philotimo Focused Growth And Income Fund

Statement of Operations

See Notes to Financial Statements

ANNUAL REPORT

August 20, 2021* through March 31, 2022
INVESTMENT INCOME
Dividends	$539,942
Interest	157,573
Total investment income	697,515

EXPENSES
Investment advisory fees (Note 2)	243,934
Recordkeeping and administrative services (Note 2)	29,641
Accounting fees (Note 2)	20,451
Custody fees	4,227
Transfer agent fees (Note 2)	16,242
Professional fees	28,359
Filing and registration fees	4,000
Trustee fees	4,750
Compliance fees	4,433
Shareholder reports	9,132
Shareholder servicing (Note 2)	30,523
Insurance	1,551
Other	17,363
Total expenses	414,606
Advisory fee waivers (Note 2)	(48,705)
Net expenses	365,901

Net investment income (loss)	331,614

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	4,028,153
Net realized gain (loss) on foreign currencey transactions	(45,799)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(3,951,154)
Net realized and unrealized gain (loss) on investments	31,200
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$362,814

*Commencement of operations

Philotimo Focused Growth And Income Fund

Statement of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

August 20, 2021* through March 31, 2022
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$331,614
Net realized gain (loss) on investments and foreign currency transactions	3,982,354
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(3,951,154)
Increase (decrease) in net assets from operations	362,814

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(573,537)
Decrease in net assets from distributions	(573,537)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold(1)	58,854,052
Shares reinvested	573,537
Shares redeemed	(606,354)
Increase (decrease) in net assets from capital stock transactions	58,821,235

NET ASSETS
Increase (decrease) during period	58,610,512
Beginning of period	—
End of period	$58,610,512

(1)Shares sold by in-kind subscriptions amounted to $4,117,788.

*Commencement of operations

See Notes to Financial Statements

ANNUAL REPORT

Philotimo Focused Growth And Income Fund

Financial HighlightsSelected Per Share Data Throughout The Period

August 20, 2021* through March 31, 2022
Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	0.08
Net realized and unrealized gain (loss) on investments	0.08
Total from investment activities	0.16
Distributions
Net investment income	(0.07)
Net realized gain	(0.07)
Total distributions	(0.14)

Net asset value, end of period	$10.02 ^

Total Return**	1.57%
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	1.70%
Expenses, net of waiver	1.50%
Net investment income (loss)	1.36%
Portfolio turnover rate****	117.87%
Net assets, end of period (000’s)	$58,611

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

*Commencement of Operations

**Total return is for the period indicated and has not been annualized.

***Ratios to average net assets have been annualized.

****Portfolio turnover rate is for the period indicated and has not been annualized.

^Adjusted to conform with accounting principles generally accepted in the United States of America.

Philotimo Focused Growth And Income Fund

Notes to Financial StatementsMarch 31, 2022

ANNUAL REPORT

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Philotimo Focused Growth and Income Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations on August 20, 2021.

The Fund’s investment objective is to seek current income and long-term growth.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investment securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. If available, debt securities (other than short-term obligations) are priced based upon valuations provided by independent, third-party pricing agents approved by the Trust’s Board of Trustees (the “Board”). Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing supplied valuations, or other methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share as reported by such investment company. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed

ANNUAL REPORT

Philotimo Focused Growth And Income Fund

Notes to Financial Statements - continuedMarch 31, 2022

each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of March 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$3,105,657	$—	$3,105,657
Common Stocks	42,760,011	—	—	42,760,011
Preferred Stocks	3,224,815	—	—	3,224,815
Warrants	—	258,484	—	258,484
	$45,984,826	$3,364,141	$—	$49,348,967

Philotimo Focused Growth And Income Fund

Notes to Financial Statements - continuedMarch 31, 2022

ANNUAL REPORT

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry.

There were no transfers into or out of any levels during the period from August 20, 2021 to March 31, 2022. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period from August 20, 2021 to March 31, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method or the worst yield for callable bonds. The cost of securities sold is determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate. At March 31, 2022, cash of $9,138,333 was held at one institution.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

ANNUAL REPORT

Philotimo Focused Growth And Income Fund

Notes to Financial Statements - continuedMarch 31, 2022

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets be reclassified related to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the period ended March 31, 2022, there were no such reclassifications.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement (“Agreement”), Kanen Wealth Management, LLC (the “Advisor”) provides investment advisory services to the Fund for an annual fee of 1.00% of average daily net assets of the Fund.

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until July 31, 2023 to keep Total Annual Operating Expenses (exclusive of interest, fees pursuant to a shareholder servicing plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.50% of the Fund’s average daily net assets. The Trust and the Advisor may terminate this expense limitation agreement prior to July 31, 2023 only by mutual written consent. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the period ended March 31, 2022, the Advisor earned $243,934 and waived $48,705 investment advisory fees. The waived fees are recoverable up to the expiration date of March 31, 2025.

Philotimo Focused Growth And Income Fund

Notes to Financial Statements - continuedMarch 31, 2022

ANNUAL REPORT

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders. For the period ended March 31, 2022, the Fund incurred shareholder services plan fees of $30,523.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the period ended March 31, 2022, the following fees were paid by the Fund to CFS:

Administrator	Transfer Agent	Fund Accountant
$26,675	$13,246	$17,352

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom, Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Ms. Bloom receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the period ended March 31, 2022 were as follows:

Purchases	Sales
$78,464,266	$38,679,134

The costs of In-kind purchases for the period August 20, 2021 through March 31, 2022 were $4,117,788.

ANNUAL REPORT

Philotimo Focused Growth And Income Fund

Notes to Financial Statements - continuedMarch 31, 2022

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the period ended March 31, 2022 were as follows:

Distributions paid from:
Ordinary income	$279,373
Realized gains	294,164
$573,537

As of March 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,151,709
Undistriibuted capital gains	2,659,174
Net unrealized appreciation	1,360,126
$5,171,009

As of March 31, 2022, cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$47,988,841	$3,984,540	$(2,624,414)	$1,360,126

The difference between book basis and tax basis distributable earnings is attributable to the deferral of wash sale losses.

Philotimo Focused Growth And Income Fund

Notes to Financial Statements - continuedMarch 31, 2022

ANNUAL REPORT

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Period ended March 31, 2022
Shares sold	5,851,770
Shares reinvested	56,119
Shares redeemed	(59,863)
Net increase (decrease)	5,848,026

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2022, 16.70% of the value of the net assets of the Fund invested in securities within the Consumer Discretionary sector.

NOTE 7 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

ANNUAL REPORT

Philotimo Focused Growth And Income Fund

Notes to Financial Statements - continuedMarch 31, 2022

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

Philotimo Focused Growth And Income Fund

Report of Independent Registered Public Accounting Firm

ANNUAL REPORT

To the Board of Trustees of World Funds Trust
and the Shareholders of Philotimo Focused Growth and Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Philotimo Focused Growth and Income Fund, a series of shares of beneficial interest in World Funds Trust (the “Fund”), including the schedule of investments, as of March 31, 2022, and the related statements of operations and changes in net assets and the financial highlights for the period from August 20, 2021 (commencement of operations) to March 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, and the results of its operations, the changes in its net assets and its financial highlights for the period from August 20, 2021 to March 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

ANNUAL REPORT

Philotimo Focused Growth And Income Fund

Report of Independent Registered Public Accounting Firm - continued

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the World Funds Trust since 2021.

Philadelphia, Pennsylvania

May 31, 2022

ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and executive officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 1-800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (67) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	20	Independent Trustee for the twelve series of the ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (64) Trustee	Indefinite, Since June 2010	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	20	Independent Trustee for the twelve series of the ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (86) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the fourteen series of that trust; and ETF Opportunities Trust for the twelve series of that trust; (all registered investment companies)

ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (58) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency).
Karen M. Shupe (58) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (67) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (53) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (53) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (60) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present. Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (53) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.

ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

ANNUAL REPORT

Philotimo Focused Growth And Income Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2021 and held for the six months ended March 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

Philotimo Focused Growth And Income Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 3/31/2022
Actual	$1,000.00	$1,006.83	1.50%	$7.52
Hypothetical**	$1,000.00	$1,017.44	1.50%	$7.55

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Adviser:

Kanen Wealth Management, LLC
5850 Coral Ridge Drive, Suite 309
Coral Springs, Florida 33076

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsyvania 19103

ITEM 2.	CODE OF ETHICS

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

A copy of the registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $10,000 for 2022 and $0 for 2021.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2022 and $0 for 2021. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2022 and $0 for 2021.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Philotimo Growth and Income Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 7, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: June 7, 2022

* Print the name and title of each signing officer under his or her signature.